FORM N-PX

ICA File Number:  811-03712

Registrant Name:  Prudential Investment Portfolios, Inc. 14

Reporting Period:  07/01/2020 - 06/30/2021

PGIM Floating Rate Income Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

PGIM Government Income Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT